VESSELS UNDER CAPITAL LEASE, NET VESSELS UNDER CAPITAL LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Schedule of Capital Leased Assets [Table Text Block]

(in thousands of $)	2018	2017
Cost	754,392	—
Accumulated depreciation	4,503	—
Vessels under capital lease, net	749,889	—